Summary of Activity with Respect Status of, RSUs (Details) - Restricted Stock Units (RSUs) [Member]	3 Months Ended
Mar. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance | shares
Weighted Average Grant Date Fair Value, Beginning balance Outstanding | $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	673,253
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.61
Units, Ending Balance | shares	673,253
Weighted Average Grant Date Fair Value, Ending balance Outstanding | $ / shares	$ 0.61